RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Outstanding Balance and Transactions with Related Parties
The following table provided the total amount of outstanding balance at December 31, 2024 and 2023.

		As of December 31,
		2024	2023
		US$’000	US$’000
Amounts due from related parties
The ultimate parent company	PEWC	54	107
	PEWC, Singapore Branch	21	14
	PEWC (HK)	—	130
	PACIFIC UNION CO., LTD.	—	13
	Sumi-Pac Construction Company, LTD.	14	—

Associate	SPHC	171	171

Non-controlling shareholder of subsidiary	Italian-Thai and its affiliates	347	933
		607	1,368
Amounts due to related parties
The ultimate parent company	PEWC	7,888	5,849
	PEWC Singapore Co. (Pte) Ltd.	400	400
	PEWC (HK)	—	1
	Sumi-Pac Construction Company, LTD.	—	299
	PACIFIC UNION CO., LTD.	—	17
	Pacific Holdings Group	49	—
	Italian-Thai and its affiliates	4	—

Associate	SPHC	1,362	1,362

Others		12	13
		9,715	7,941
The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2024	2023	2022
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	23,807	23,093	24,914
	Sales	9	14	—
	Construction income received	2,320	1,006	3
	Management fee received	5	29	10
	Management fee paid	179	205	172
	Information technology service fee paid	101	132	120
	Interest expenses paid	3	—	—
	Rental fee paid	101	104	18
	Vehicle sale proceeds received	—	18	—
	Materials purchased for interior office redecorating	—	—	8
	Other employee benefits-Others	5	—	—
Sumi-Pac Construction Company, LTD.	Construction income received	67	—	—
	Rental fee received	20	26	—
	Service fee received	68	31	—
	Purchases	—	280	—
Pacific Charity Foundation	Rental fee received	6	9	—
	Donation	4	—	—
PACIFIC UNION CO., LTD.	Construction income received	6	11	—
Chung-Tai Technology Development Engineering Corporation	Rental fee received	15	11	—
	Miscellaneous purchases	11	—	—
	Service fee received	1	1	—
PEWC (HK)	Sales	12	7,437	18,309
	Service fee paid	—	67	156

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	5,734	5,230	8,772
	Loss allowance	—	4,565	—

		For the year ended December 31,
		2024	2023	2022
		US$’000	US$’000	US$’000
Pacific Holdings Group	Service fee paid	196	—	—

Others	Fabrication cost	173	150	277
	Vehicle sale proceeds received	—	25	—

Compensation of Key Management Personnel

	For the years ended December, 31
	2024	2023	2022
	US$’000	US$’000	US$’000
Short-term employee benefits	2,020	1,898	1,953
Post-employment benefits	185	88	48
Total compensation paid to key management personnel	2,205	1,986	2,001